The information used in the preparation of the analysis is based on the position as of September 30, 2021, which has been described in the items above. The future results may diverge significantly of the estimated values if the reality presents different (Details)
R$ in Thousands
9 Months Ended
Sep. 30, 2021 BRL (R$) Number
Scenario One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	R$ 526
Scenario One [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	390
Scenario One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(1,720)
Scenario One [Member] | Collar [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(1,810)
Scenario One [Member] | Collar [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(1,547)
Scenario One [Member] | Collar [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	40,052
Scenario One [Member] | Cost Of Sales One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	1,160
Scenario One [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	63,940
Scenario One [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	1,937
Scenario One [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(48,318)
Scenario One [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(266,037)
Scenario One [Member] | N D F One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	3,505
Scenario One [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(62,130)
Scenario One [Member] | N D F One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	48,318
Scenario One [Member] | N D F One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	219,671
Scenario Two [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	501
Scenario Two [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(145)
Scenario Two [Member] | Collar [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(905)
Scenario Two [Member] | Collar [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(968)
Scenario Two [Member] | Collar [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	20,741
Scenario Two [Member] | Cost Of Sales One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	580
Scenario Two [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	31,970
Scenario Two [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	968
Scenario Two [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(24,159)
Scenario Two [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(133,018)
Scenario Two [Member] | N D F One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	1,753
Scenario Two [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(31,065)
Scenario Two [Member] | N D F One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	24,159
Scenario Two [Member] | N D F One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	109,835
Scenario Three [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	486
Scenario Three [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	671
Scenario Three [Member] | Collar [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(362)
Scenario Three [Member] | Collar [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(387)
Scenario Three [Member] | Collar [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	9,025
Scenario Three [Member] | Cost Of Sales One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	232
Scenario Three [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	12,788
Scenario Three [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	387
Scenario Three [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(9,664)
Scenario Three [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(53,207)
Scenario Three [Member] | N D F One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	701
Scenario Three [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(12,426)
Scenario Three [Member] | N D F One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	9,664
Scenario Three [Member] | N D F One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	43,934
Scenario Four [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(379)
Scenario Four [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(124)
Scenario Four [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	3,684
Scenario Four [Member] | Collar [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	238
Scenario Four [Member] | Collar [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	387
Scenario Four [Member] | Collar [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(5,087)
Scenario Four [Member] | Cost Of Sales One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(232)
Scenario Four [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(12,788)
Scenario Four [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(387)
Scenario Four [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	9,664
Scenario Four [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	53,207
Scenario Four [Member] | N D F One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(701)
Scenario Four [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	12,426
Scenario Four [Member] | N D F One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(9,664)
Scenario Four [Member] | N D F One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(43,934)
Scenario Five [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(395)
Scenario Five [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(368)
Scenario Five [Member] | N D F One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	9,465
Scenario Five [Member] | Collar [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	537
Scenario Five [Member] | Collar [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	968
Scenario Five [Member] | Collar [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(13,216)
Scenario Five [Member] | Collar [Member] | N D F One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(109,835)
Scenario Five [Member] | Cost Of Sales One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(580)
Scenario Five [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(31,970)
Scenario Five [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(968)
Scenario Five [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	24,159
Scenario Five [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	133,018
Scenario Five [Member] | N D F One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(1,753)
Scenario Five [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	31,065
Scenario Five [Member] | N D F One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(24,159)
Scenario Six [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(419)
Scenario Six [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(441)
Scenario Six [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	13,336
Scenario Six [Member] | Collar [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	1,369
Scenario Six [Member] | Collar [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	1,937
Scenario Six [Member] | Collar [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(32,528)
Scenario Six [Member] | Cost Of Sales One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(1,160)
Scenario Six [Member] | Cost Of Sales One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(63,940)
Scenario Six [Member] | Cost Of Sales One [Member] | Soybean Oil C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(1,937)
Scenario Six [Member] | Cost Of Sales One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	48,318
Scenario Six [Member] | Cost Of Sales One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	266,037
Scenario Six [Member] | N D F One [Member] | Soy Grain C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(3,505)
Scenario Six [Member] | N D F One [Member] | Soybean Meal C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	62,130
Scenario Six [Member] | N D F One [Member] | Corn C B O T [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(48,318)
Scenario Six [Member] | N D F One [Member] | Corn B 3 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	R$ (219,671)
United States of America, Dollars
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	5.4394
United States of America, Dollars | Scenario One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	2.7197
Monetary Assets and Liabilities	R$ 3,433,220
Derivative Instruments - Not designated	(3,156,437)
Net effect	276,783
Net effect on operating results	(5,797)
United States of America, Dollars | Scenario One [Member] | Revenue In U S D [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(1,865,518)
United States of America, Dollars | Scenario One [Member] | N D F [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	1,036,206
United States of America, Dollars | Scenario One [Member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	222,657
United States of America, Dollars | Scenario One [Member] | Loans Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	600,858
United States of America, Dollars | Scenario One [Member] | Cost Of Sales One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(274,059)
United States of America, Dollars | Scenario One [Member] | N D F One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	R$ 274,059
United States of America, Dollars | Scenario Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	4.0796
Monetary Assets and Liabilities	R$ 1,716,610
Derivative Instruments - Not designated	(1,578,218)
Net effect	138,392
Net effect on operating results	(5,798)
United States of America, Dollars | Scenario Two [Member] | Revenue In U S D [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(932,759)
United States of America, Dollars | Scenario Two [Member] | N D F [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	518,103
United States of America, Dollars | Scenario Two [Member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	108,429
United States of America, Dollars | Scenario Two [Member] | Loans Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	300,429
United States of America, Dollars | Scenario Two [Member] | Cost Of Sales One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(137,030)
United States of America, Dollars | Scenario Two [Member] | N D F One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	R$ 137,030
United States of America, Dollars | Scenario Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	4.8955
Monetary Assets and Liabilities	R$ 686,644
Derivative Instruments - Not designated	(631,287)
Net effect	55,357
Net effect on operating results	(5,798)
United States of America, Dollars | Scenario Three [Member] | Revenue In U S D [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(373,104)
United States of America, Dollars | Scenario Three [Member] | N D F [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	207,241
United States of America, Dollars | Scenario Three [Member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	39,893
United States of America, Dollars | Scenario Three [Member] | Loans Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	120,172
United States of America, Dollars | Scenario Three [Member] | Cost Of Sales One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(54,812)
United States of America, Dollars | Scenario Three [Member] | N D F One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	R$ 54,812
United States of America, Dollars | Scenario Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	5.9833
Monetary Assets and Liabilities	R$ (686,644)
Derivative Instruments - Not designated	631,287
Net effect	(55,357)
Net effect on operating results	22,349
United States of America, Dollars | Scenario Four [Member] | Revenue In U S D [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	373,104
United States of America, Dollars | Scenario Four [Member] | N D F [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(207,241)
United States of America, Dollars | Scenario Four [Member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(23,342)
United States of America, Dollars | Scenario Four [Member] | Loans Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(120,172)
United States of America, Dollars | Scenario Four [Member] | Cost Of Sales One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	54,812
United States of America, Dollars | Scenario Four [Member] | N D F One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	R$ (54,812)
United States of America, Dollars | Scenario Five [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	6.7993
Monetary Assets and Liabilities	R$ (1,716,610)
Derivative Instruments - Not designated	1,578,218
Net effect	(138,392)
Net effect on operating results	25,839
United States of America, Dollars | Scenario Five [Member] | Revenue In U S D [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	932,759
United States of America, Dollars | Scenario Five [Member] | N D F [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(518,103)
United States of America, Dollars | Scenario Five [Member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(88,388)
United States of America, Dollars | Scenario Five [Member] | Loans Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(300,429)
United States of America, Dollars | Scenario Five [Member] | Cost Of Sales One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	137,030
United States of America, Dollars | Scenario Five [Member] | N D F One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	R$ (137,030)
United States of America, Dollars | Scenario Six [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	8.1591
Monetary Assets and Liabilities	R$ (3,433,220)
Derivative Instruments - Not designated	3,156,437
Net effect	(276,783)
Net effect on operating results	25,839
United States of America, Dollars | Scenario Six [Member] | Revenue In U S D [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	1,865,518
United States of America, Dollars | Scenario Six [Member] | N D F [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(1,036,206)
United States of America, Dollars | Scenario Six [Member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(202,615)
United States of America, Dollars | Scenario Six [Member] | Loans Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	(600,858)
United States of America, Dollars | Scenario Six [Member] | Cost Of Sales One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	274,059
United States of America, Dollars | Scenario Six [Member] | N D F One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Net effect on operating results	R$ (274,059)
Euro Member Countries, Euro
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	6.2983
Euro Member Countries, Euro | Scenario One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	3.1492
Monetary Assets and Liabilities	R$ 820,571
Derivative Instruments - Not designated	(786,712)
Net effect	R$ 33,859
Euro Member Countries, Euro | Scenario Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	4.7237
Monetary Assets and Liabilities	R$ 410,286
Derivative Instruments - Not designated	(393,356)
Net effect	R$ 16,930
Euro Member Countries, Euro | Scenario Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	5.6685
Monetary Assets and Liabilities	R$ 164,114
Derivative Instruments - Not designated	(157,342)
Net effect	R$ 6,772
Euro Member Countries, Euro | Scenario Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	6.9281
Monetary Assets and Liabilities	R$ (164,114)
Derivative Instruments - Not designated	157,342
Net effect	R$ (6,772)
Euro Member Countries, Euro | Scenario Five [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	7.8729
Monetary Assets and Liabilities	R$ (410,286)
Derivative Instruments - Not designated	393,356
Net effect	R$ (16,930)
Euro Member Countries, Euro | Scenario Six [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	9.4475
Monetary Assets and Liabilities	R$ (820,571)
Derivative Instruments - Not designated	786,712
Net effect	R$ (33,859)
Japan, Yen
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0488
Japan, Yen | Scenario One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0244
Monetary Assets and Liabilities	R$ (102,161)
Derivative Instruments - Not designated	60,975
Net effect	R$ (41,186)
Japan, Yen | Scenario Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0366
Monetary Assets and Liabilities	R$ (51,080)
Derivative Instruments - Not designated	30,488
Net effect	R$ (20,592)
Japan, Yen | Scenario Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0439
Monetary Assets and Liabilities	R$ (20,432)
Derivative Instruments - Not designated	12,195
Net effect	R$ (8,237)
Japan, Yen | Scenario Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0537
Monetary Assets and Liabilities	R$ 20,432
Derivative Instruments - Not designated	(12,195)
Net effect	R$ 8,237
Japan, Yen | Scenario Five [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0610
Monetary Assets and Liabilities	R$ 51,080
Derivative Instruments - Not designated	(30,488)
Net effect	R$ 20,592
Japan, Yen | Scenario Six [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0732
Monetary Assets and Liabilities	R$ 102,161
Derivative Instruments - Not designated	(60,975)
Net effect	R$ 41,186
Turkey, New Lira
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.6124
Turkey, New Lira | Scenario One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.3062
Monetary Assets and Liabilities	R$ 120,516
Net effect	R$ 120,516
Turkey, New Lira | Scenario Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.4593
Monetary Assets and Liabilities	R$ 60,258
Net effect	R$ 60,258
Turkey, New Lira | Scenario Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.5512
Monetary Assets and Liabilities	R$ 24,103
Net effect	R$ 24,103
Turkey, New Lira | Scenario Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.6736
Monetary Assets and Liabilities	R$ (24,103)
Net effect	R$ (24,103)
Turkey, New Lira | Scenario Five [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.7655
Monetary Assets and Liabilities	R$ (60,258)
Net effect	R$ (60,258)
Turkey, New Lira | Scenario Six [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.9186
Monetary Assets and Liabilities	R$ (120,516)
Net effect	R$ (120,516)
Angola, Kwanza
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0091
Angola, Kwanza | Scenario One [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0045
Monetary Assets and Liabilities	R$ (131,504)
Net effect	R$ (131,504)
Angola, Kwanza | Scenario Two [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0068
Monetary Assets and Liabilities	R$ (65,752)
Net effect	R$ (65,752)
Angola, Kwanza | Scenario Three [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0082
Monetary Assets and Liabilities	R$ (26,301)
Net effect	R$ (26,301)
Angola, Kwanza | Scenario Four [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0100
Monetary Assets and Liabilities	R$ 26,301
Net effect	R$ 26,301
Angola, Kwanza | Scenario Five [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0113
Monetary Assets and Liabilities	R$ 65,752
Net effect	R$ 65,752
Angola, Kwanza | Scenario Six [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Base | Number	0.0136
Monetary Assets and Liabilities	R$ 131,504
Net effect	R$ 131,504